LONG-TERM INVESTMENTS - Components of Long Term Investments (Details) - USD ($)	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
LONG-TERM INVESTMENTS
Equity investment without readily determinable fair value measured at Measurement Alternative	$ 2,632,742	$ 2,261,787	$ 1,569,218
Equity investment accounted for using the equity method	4,216,222
Long-term investments	$ 6,848,964	$ 2,261,787